BUSINESS COMBINATIONS (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 01, 2021	Sep. 01, 2021	Aug. 15, 2021	Aug. 04, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Jul. 01, 2021
Total Revenues					$ 8,797,000	$ 15,801,000	$ 18,037,000	$ 34,650,000	$ 52,015,000	$ 42,120,000
Net Loss from Continuing Operations					$ (1,442,000)	$ (65,137,000)	$ (1,032,000)	$ (75,665,000)	$ (192,850,000)	$ (42,065,000)
Common stock, par value (in dollars per share)					$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.014
Promissory Note
Interest rate					8.00%		8.00%		8.00%
Promissory Note | Unsecured Debt
Interest rate	3.00%
Promissory Note | Unsecured Debt | Six Months
Interest rate	3.00%
Promissory Note | Unsecured Debt | Twelve Months
Interest rate	3.00%
Umbrla, Inc.
Common stock, shares, issued (in shares)												191,772,781
Common stock, capital shares reserved for future issuance												23,424,674
Total Revenues										$ 215,000
Net Loss from Continuing Operations										$ 68,800
Silverstreak
Business acquisition, purchase price, cash	$ 1,500,000
Restricted stock received (in shares)	9,051,412
Par value (in dollars per share)	$ 0.001
Value of stock received	$ 2,500,000
Silverstreak | Six Months
Unsecured promissory notes	2,000,000
Interest rate			80.00%
Silverstreak | Twelve Months
Unsecured promissory notes	$ 2,500,000
Interest rate			20.00%
People's California
Common stock, shares, issued (in shares)			40,000,000
Cash acquired in excess of payments to acquire business			$ 24,000,000.00
Receivable with imputed interest, face amount			$ 36,000,000.00
Common stock, par value (in dollars per share)			$ 0.40
Notes issued		$ 9,000,000.00		$ 6,000,000.00
Interest rate		3.00%		3.00%